Schedule of Options Outstanding (Details) - shares	Sep. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	38,770	44,885
Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		44,885
Fractional share rounding (reverse stock split)		(3)
Exercise Price $1.27 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	2,083	2,083
Exercise Price $1.27 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		2,084
Exercise Price $2.22 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	1,982	1,982
Exercise Price $2.22 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		1,982
Exercise Price $2.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	26,585	30,408
Exercise Price $2.40 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		30,408
Exercise Price $5.06 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	611	611
Exercise Price $5.06 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		611
Exercise Price $6.02 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	478	478
Exercise Price $6.02 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		478
Exercise Price $8.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	2,725	2,725
Exercise Price $8.00 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		2,725
Exercise Price $9.68 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	2,907	2,907
Exercise Price $9.68 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		2,907
Exercise Price $31.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	832	832
Exercise Price $31.20 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		832
Exercise Price $62.54 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options	567	567
Exercise Price $62.54 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		569
Exercise Price $133.40 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		2,292
Exercise Price $133.40 [Member] | Reverse Stock Splits [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price options		2,292